Nature of expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Production, manufacturing and distribution costs		$ 190,632	$ 221,202	$ 94,294
Salaries, bonus and benefits		46,462	46,302	27,766
Sales and marketing expenses		24,996	39,006	9,418
Research and development expenses		21,962	34,411	14,992
Share-based compensation		8,711	30,753	16,198
Amortization and depreciation		228,387	184,758	76,287
Impairments		1,194,765	1,132,243	0
Fair value (gain) loss		1,406	(8,929)	561
Professional fees including acquisition and restructuring	$ 960	51,441	41,899	57,207
Travel expenses		2,953	8,272	4,551
Rent and facilities		2,764	2,709	1,014
Litigation settlements	$ 12,500	0	14,246	0
Other expenses		16,638	11,594	11,485
Total		$ 1,791,117	$ 1,758,466	$ 313,773